Consolidated Statements of Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	$ 267,597,370	$ (208,187,210)	$ 3,622	$ 59,416,309	$ 2,400,176
Balance, shares at Dec. 31, 2022		2,527,045
Stock based compensation	358,349	$ 350	2,093,199			2,093,549
Stock based compensation, shares		350,000
Prior period adjustment	(25,016)				(25,016)	(25,016)
Other comprehensive loss	(1,459,089)			(1,381,681)	(70,273)	(1,451,954)	(7,135)
Net loss	(25,836,311)			(25,563,699)		(25,563,699)	(272,612)
Balance at Dec. 31, 2023	36,589,618	$ 2,877	269,690,569	(235,132,590)	(91,667)	34,469,189	2,120,429
Balance, shares at Dec. 31, 2023		2,877,045
Stock based compensation	1,686,649	$ 1,839	1,684,810			1,686,649
Stock based compensation, shares		1,839,290
Prior period adjustment				(114,553)		(114,533)	114,553
Other comprehensive loss	108,547				108,547	108,547
Net loss	(28,391,651)			(28,221,605)		(28,221,605)	(170,046)
Stock issued for acquisition of subsidiary	90,307	$ 98	90,209			90,307
Stock issued for acquisition of subsidiary, shares		98,480
Stock issued for conversion of debt to equity	2,512,793	$ 2,740	2,510,053			2,512,793
Stock issued to convert debt to equity, shares		2,740,200
Exercise of Stock Options	44,677	$ 49	44,628			44,677
Exercise of Stock Options, shares		48,720
Warrants issued to retire debt	70,671					70,671
Stock issued for Commitment fee, Stock Purchase Agreement	470,115	$ 513	469,602			470,115
Stock issued in lieu of cash, shares		512,660
Stock issued in lieu of cash payments	9,363,102	$ 10,210	9,352,892			9,363,102
Stock issued in lieu of cash payments, shares		10,210,460
Balance at Dec. 31, 2024	$ 22,544,829	$ 18,326	$ 283,913,433	$ (263,468,278)	$ 16,880	$ 20,479,912	$ 2,064,916
Balance, shares at Dec. 31, 2024		18,326,855